Taxation - Schedule of Loss Before Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	¥ (6,514,147)	$ (926,779)	¥ (49,862,843)	¥ (76,778,965)
Foreign	(31,730,146)	(4,514,305)	(6,610,424)	(6,304,369)
Total loss before Income Taxes	¥ (38,244,293)	$ (5,441,084)	¥ (56,473,267)	¥ (83,083,334)